RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties	The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2022			2021			2020
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
Stellantis Group companies
Maserati	78,946	2,989	—	119,083	2,428	—	100,389	2,981	—
FCA US LLC	14	14,861	—	—	18,465	—	—	13,323	—
Other Stellantis Group companies	10,953	5,950	2,696	11,799	6,238	2,103	9,102	6,057	2,207
Total Stellantis Group companies	89,913	23,800	2,696	130,882	27,131	2,103	109,491	22,361	2,207
Exor Group companies (excluding the Stellantis Group)	282	1,611	—	281	1,014	1	150	1,665	2
Other related parties	3,088	14,121	1	795	15,143	2	549	12,977	10
Total transactions with related parties	93,283	39,532	2,697	131,958	43,288	2,106	110,190	37,003	2,219

Total for the Ferrari Group	5,095,254	3,098,475	49,616	4,270,894	2,434,198	33,257	3,459,790	2,040,925	49,092
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2022				2021
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	17,458	4,806	—	2,246	23,267	3,994	—	6,454
FCA US LLC	10	4,637	—	—	—	3,275	—	—
Other Stellantis Group companies	700	1,978	111	1,063	470	3,075	121	1,074
Total Stellantis Group companies	18,168	11,421	111	3,309	23,737	10,344	121	7,528
Exor Group companies (excluding the Stellantis Group)	343	418	68	73	382	1	8	5
Other related parties	673	3,341	499	504	144	3,276	998	1,065
Total transactions with related parties	19,184	15,180	678	3,886	24,263	13,621	1,127	8,598

Total for the Ferrari Group	232,414	902,968	153,183	952,025	185,000	797,832	122,224	726,775

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Directors of Ferrari N.V.	7,660	6,668	8,151